Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 146,340	$ 1,600
Investments in equipment subject to operating leases, net	11,165,590
Equipment notes receivable, including accrued interest of $4,102 and $0	2,692,900
Equipment loan receivable, including accrued interest of $19,682 and $0	6,550,448
Initial direct costs, net of accumulated amortization of $16,052 and $0	316,448
Collateralized loan receivable, including accrued interest of $2,519 and $0	324,519
Other assets	127,500	500
Total Assets	21,323,745	2,100
Liabilities and Partner's/Membership Equity
Accounts payable and accrued liabilities	217,404
Unearned interest income	82,024
Equipment notes payable, non-recourse	8,541,339
Distributions payable to General Partner	537
Loan payable, including accrued interest of $25,755 and $0	6,825,755
Total liabilities	15,677,856	1,000
Commitments and contingencies
Partners'/Membership Equity (Deficit):
Limited Partners	5,099,313	1,000
General Partner	(9,119)	100
Total Partners' Equity attributable to the Partnership/Membership Equity	5,645,889	1,100
Non-controlling interest in consolidated entity	555,695
Total Partners' Equity/Membership Equity	5,645,889	1,100
Total Liabilities and Partner's/Membership Equity	21,323,745	2,100
Parent Company [Member]
Liabilities and Partner's/Membership Equity
Due to Related Parties		1,000
Subsidiaries [Member]
Liabilities and Partner's/Membership Equity
Due to Related Parties	10,797
SQN AIF IV, GP LLC [Member]
Assets
Cash and cash equivalents	1,153,794	925,843
Investments in equipment subject to operating leases, net	11,165,590
Equipment notes receivable, including accrued interest of $4,102 and $0	2,692,901
Equipment loan receivable, including accrued interest of $19,682 and $0	6,550,448
Initial direct costs, net of accumulated amortization of $16,052 and $0	316,448
Collateralized loan receivable, including accrued interest of $2,519 and $0	324,519
Due from SQN Capital Management, LLC	100,000	75,000
Due from SQN Capital Corporation	374,500
Other assets	127,501	1,100
Total Assets	22,805,701	1,001,943
Liabilities and Partner's/Membership Equity
Accounts payable and accrued liabilities	232,406
Unearned interest income	82,024
Equipment notes payable, non-recourse	8,541,339
Loan payable, including accrued interest of $25,755 and $0	6,825,755
Due to Related Parties	10,797
Total liabilities	15,692,321
Partners'/Membership Equity (Deficit):
General Partner	100	100
Total Partners' Equity attributable to the Partnership/Membership Equity	7,113,380	1,001,943
Non-controlling interest in consolidated entity	(5,655,008)
Total Partners' Equity/Membership Equity	1,458,372	1,001,943
Total Liabilities and Partner's/Membership Equity	$ 22,805,701	$ 1,001,943